Schedule of Portfolio Investments	Boston Trust Asset Management Fund
March 31, 2020 (Unaudited)

COMMON STOCKS (59.5%)
Security Description	Shares	Fair Value ($)

Communication Services (5.5%)
Alphabet, Inc., Class A (a)	2,000	2,323,900
Alphabet, Inc., Class C (a)	12,000	13,953,720
Comcast Corp., Class A	200,000	6,876,000
Omnicom Group, Inc.	10,000	549,000
Verizon Communications, Inc.	75,000	4,029,750
		27,732,370

Consumer Discretionary (4.2%)
Autoliv, Inc.	25,000	1,150,250
NIKE, Inc., Class B	120,000	9,928,800
Ross Stores, Inc.	25,000	2,174,250
Starbucks Corp.	110,000	7,231,400
The TJX Cos., Inc.	10,000	478,100
		20,962,800

Consumer Staples (6.2%)
Church & Dwight Co., Inc.	50,000	3,209,000
Costco Wholesale Corp.	40,000	11,405,200
Diageo PLC, Sponsored ADR	25,000	3,178,000
McCormick & Co., Inc.	25,000	3,530,250
PepsiCo, Inc.	30,000	3,603,000
Procter & Gamble Co.	25,000	2,750,000
Sysco Corp.	60,000	2,737,800
The Hershey Co.	5,000	662,500
		31,075,750

Energy (1.3%)
Chevron Corp.	25,000	1,811,500
ConocoPhillips	50,000	1,540,000
Exxon Mobil Corp.	80,000	3,037,600
		6,389,100

Financials (6.4%)
American Express Co.	35,000	2,996,350
Berkshire Hathaway, Inc., Class B (a)	20,000	3,656,600
Chubb Ltd.	5,000	558,450
Cincinnati Financial Corp.	60,000	4,527,000
Comerica, Inc.	20,000	586,800
JPMorgan Chase & Co.	80,000	7,202,400
Northern Trust Corp.	35,000	2,641,100
PNC Financial Services Group, Inc.	30,000	2,871,600
State Street Corp.	10,000	532,700
T. Rowe Price Group, Inc.	45,000	4,394,250
U.S. Bancorp	65,000	2,239,250
		32,206,500

Health Care (8.9%)
Becton, Dickinson & Co.	35,000	8,041,950
Dentsply Sirona, Inc.	50,000	1,941,500
Edwards Lifesciences Corp. (a)	37,500	7,073,250
Henry Schein, Inc. (a)	20,000	1,010,400
Johnson & Johnson, Inc.	50,000	6,556,500
Medtronic PLC	20,000	1,803,600
Merck & Co., Inc.	40,000	3,077,600
Mettler-Toledo International, Inc. (a)	5,000	3,452,550
Stryker Corp.	25,000	4,162,250
UnitedHealth Group, Inc.	20,000	4,987,600
Varian Medical Systems, Inc. (a)	20,000	2,053,200
Waters Corp. (a)	2,000	364,100
		44,524,500

Industrials (6.9%)
3M Co.	40,000	5,460,400
Donaldson Co., Inc.	50,000	1,931,500
Honeywell International, Inc.	20,000	2,675,800
Hubbell, Inc.	40,000	4,589,600
Illinois Tool Works, Inc.	30,000	4,263,600
COMMON STOCKS, CONTINUED
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Industrials, continued
Union Pacific Corp.	47,500	6,699,400
United Parcel Service, Inc., Class B	54,000	5,044,680
W.W. Grainger, Inc.	15,000	3,727,500
		34,392,480

Information Technology (17.2%)
Accenture PLC, Class A	70,000	11,428,200
Apple, Inc.	80,000	20,343,200
Automatic Data Processing, Inc.	81,000	11,071,080
Cisco Systems, Inc.	65,000	2,555,150
Microsoft Corp.	150,000	23,656,500
Oracle Corp.	115,000	5,557,950
Visa, Inc., Class A	70,000	11,278,400
		85,890,480

Materials (1.5%)
Air Products & Chemicals, Inc.	17,500	3,493,175
AptarGroup, Inc.	35,000	3,483,900
PPG Industries, Inc.	5,000	418,000
		7,395,075

Utilities (1.4%)
Consolidated Edison, Inc.	30,000	2,340,000
Eversource Energy	60,000	4,692,600
		7,032,600

TOTAL COMMON STOCKS (Cost $118,309,979)		297,601,655

CORPORATE BONDS (3.4%)

Communication Services (0.2%)
Comcast Corp., 4.25%, 10/15/30, Callable 7/15/30 @ 100	900,000	1,049,720

Financials (1.8%)
American Express Co., 2.65%, 12/2/22	1,926,000	1,948,493
Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100	2,000,000	2,142,597
Cincinnati Financial Corp., 6.92%, 5/15/28	500,000	679,982
JPMorgan Chase & Co., 3.90%, 7/15/25, Callable 4/15/25 @ 100	1,000,000	1,066,294
JPMorgan Chase & Co., 4.00%, 4/23/29, Callable 4/23/28 @ 100	1,000,000	1,075,859
Wells Fargo & Co., 3.55%, 9/29/25, MTN	2,000,000	2,106,236
		9,019,461

Health Care (0.2%)
Becton, Dickinson & Co., 3.13%, 11/8/21	1,000,000	1,013,489

Industrials (0.2%)
Hubbell, Inc., 3.50%, 2/15/28, Callable 11/15/27 @ 100	1,000,000	1,087,450

Information Technology (1.0%)
Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	2,500,000	2,719,802
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	2,000,000	2,183,256
		4,903,058
TOTAL CORPORATE BONDS (Cost $16,269,585)		17,073,178

Schedule of Portfolio Investments	Boston Trust Asset Management Fund
March 31, 2020 (Unaudited)

MUNICIPAL BONDS (4.5%)
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Massachusetts (4.4%):
City of Newton Massachusetts, GO, 2.00%, 2/15/36, Callable 2/15/29 @ 100	545,000	519,325
Commonwealth of Massachusetts Transportation Fund Revenue, Series A, 4.00%, 6/1/36, Callable 12/1/27 @ 100	500,000	570,745
Commonwealth of Massachusetts, GO, Series B, 5.25%, 9/1/20, AGM	150,000	152,606
Commonwealth of Massachusetts, GO, Series C, 5.50%, 12/1/22, AGM	600,000	668,652
Commonwealth of Massachusetts, GO, Series C, 4.00%, 7/1/31, Callable 7/1/22 @ 100	1,000,000	1,059,860
Commonwealth of Massachusetts, GO, Series A, 5.00%, 3/1/32, Callable 3/1/24 @ 100	200,000	227,152
Commonwealth of Massachusetts, GO, Series D, 3.00%, 5/1/35, Callable 5/1/29 @ 100 (b)	7,550,000	8,076,763
Commonwealth of Massachusetts, GO, Series D, 3.00%, 5/1/36, Callable 5/1/29 @ 100 (b)	5,000,000	5,307,949
Commonwealth of Massachusetts, GO, Series B, 5.00%, 4/1/37, Callable 4/1/27 @ 100	250,000	300,933
Commonwealth of Massachusetts, GO, Series E, 4.00%, 9/1/37, Callable 9/1/25 @ 100	1,600,000	1,767,568
Commonwealth of Massachusetts, GO, Series B, 5.00%, 7/1/38, Callable 7/1/26 @ 100	260,000	309,088
Commonwealth of Massachusetts, GO, Series A, 5.00%, 1/1/43, Callable 1/1/28 @ 100	250,000	302,595
Commonwealth of Massachusetts, GO, Series C, 5.00%, 5/1/46, Callable 5/1/29 @ 100	2,000,000	2,468,060
Massachusetts State Development Finance Agency Revenue, Series R-2, 5.00%, 7/1/28, Callable 7/1/20 @ 100	460,000	464,108
		22,195,404

Washington (0.1%):
State of Washington, Series A, 5.00%, 8/1/35, Callable 8/1/23 @ 100	250,000	278,788

TOTAL MUNICIPAL BONDS (Cost $21,981,329)		22,474,192

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (27.6%)

Federal Farm Credit Bank (2.7%)
2.85%, 3/2/28	2,400,000	2,746,082
2.95%, 1/27/25	2,000,000	2,220,842
3.14%, 12/5/29	2,500,000	2,932,283
3.39%, 2/1/28	2,000,000	2,367,677
3.85%, 12/26/25	2,770,000	3,268,451
		13,535,335
Federal Home Loan Bank (2.9%)
2.38%, 3/13/26	6,000,000	6,612,834
2.50%, 12/10/27	1,500,000	1,658,245
2.63%, 6/11/27	1,500,000	1,675,018
2.88%, 9/13/24	2,500,000	2,748,878
U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS, CONTINUED
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Federal Home Loan Bank (2.9%), continued
3.50%, 9/24/29	2,000,000	2,400,384
		15,095,359
U.S. Treasury Bill (8.5%)
0.10%, 9/10/20	37,500,000	37,482,450
0.14%, 3/25/21	5,000,000	4,992,964
		42,475,414
U.S. Treasury Note (13.5%)
1.63%, 8/15/29	24,000,000	26,054,063
2.75%, 2/15/24	37,500,000	40,990,723
		67,044,786
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $130,401,581)		138,150,894

INVESTMENT COMPANIES (2.8%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.31% (c)	13,836,893	13,836,893
TOTAL INVESTMENT COMPANIES (Cost $13,836,893)		13,836,893

Total Investments (Cost $300,799,367) — 97.8%		489,136,812
Other assets in excess of liabilities — 2.2%		10,928,098
NET ASSETS — 100.0%		$500,064,910

(a)	Non-income producing security.
(b)	These securities have been deemed illiquid and represent 2.68% of the Fund’s net assets.
(c)	Rate disclosed is the seven day yield as of March 31, 2020.

ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corporation
GO	General Obligation
MTN	Medium Term Note
PLC	Public Limited Company

Schedule of Portfolio Investments	Boston Trust Equity Fund
March 31, 2020 (Unaudited)

COMMON STOCKS (92.8%)
Security Description	Shares	Fair Value ($)

Communication Services (8.5%)
Alphabet, Inc., Class A (a)	750	871,463
Alphabet, Inc., Class C (a)	5,250	6,104,752
Comcast Corp., Class A	65,000	2,234,700
Omnicom Group, Inc.	7,500	411,750
Verizon Communications, Inc.	15,000	805,950
		10,428,615

Consumer Discretionary (5.4%)
Autoliv, Inc.	10,000	460,100
NIKE, Inc., Class B	30,000	2,482,200
Ross Stores, Inc.	12,500	1,087,125
Starbucks Corp.	40,000	2,629,600
		6,659,025

Consumer Staples (8.9%)
Church & Dwight Co., Inc.	15,000	962,700
Costco Wholesale Corp.	15,000	4,276,950
Diageo PLC, Sponsored ADR	7,500	953,400
McCormick & Co., Inc.	7,000	988,470
PepsiCo, Inc.	10,000	1,201,000
Procter & Gamble Co.	10,000	1,100,000
Sysco Corp.	25,000	1,140,750
The Hershey Co.	2,500	331,250
		10,954,520

Energy (1.4%)
Chevron Corp.	10,000	724,600
ConocoPhillips	7,500	231,000
Exxon Mobil Corp.	20,000	759,400
		1,715,000

Financials (12.1%)
American Express Co.	25,000	2,140,250
Berkshire Hathaway, Inc., Class B (a)	10,000	1,828,300
Chubb Ltd.	10,000	1,116,900
Cincinnati Financial Corp.	20,000	1,509,000
Commerce Bancshares, Inc.	3,050	153,568
JPMorgan Chase & Co.	30,000	2,700,900
Northern Trust Corp.	12,500	943,250
PNC Financial Services Group, Inc.	17,500	1,675,100
T. Rowe Price Group, Inc.	17,500	1,708,875
U.S. Bancorp	30,000	1,033,500
		14,809,643

Health Care (14.6%)
Becton, Dickinson & Co.	15,000	3,446,550
Dentsply Sirona, Inc.	25,000	970,750
Edwards Lifesciences Corp. (a)	7,500	1,414,650
Henry Schein, Inc. (a)	7,500	378,900
Johnson & Johnson, Inc.	17,500	2,294,775
Medtronic PLC	10,000	901,800
Merck & Co., Inc.	15,000	1,154,100
Mettler-Toledo International, Inc. (a)	1,500	1,035,765
Stryker Corp.	12,000	1,997,880
UnitedHealth Group, Inc.	14,000	3,491,320
Varian Medical Systems, Inc. (a)	7,500	769,950
		17,856,440

Industrials (12.3%)
3M Co.	12,500	1,706,375
Deere & Co.	7,500	1,036,200
Donaldson Co., Inc.	22,500	869,175
Honeywell International, Inc.	10,000	1,337,900
Hubbell, Inc.	15,000	1,721,100
Illinois Tool Works, Inc.	15,000	2,131,800
Union Pacific Corp.	22,500	3,173,400

COMMON STOCKS, CONTINUED
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Industrials, continued
United Parcel Service, Inc., Class B	15,000	1,401,300
W.W. Grainger, Inc.	7,000	1,739,500
		15,116,750

Information Technology (24.8%)
Accenture PLC, Class A	25,000	4,081,500
Apple, Inc.	28,500	7,247,265
Automatic Data Processing, Inc.	20,000	2,733,600
Cisco Systems, Inc.	30,000	1,179,300
Microsoft Corp.	55,000	8,674,050
Oracle Corp.	40,000	1,933,200
Visa, Inc., Class A	28,000	4,511,360
		30,360,275

Materials (2.3%)
Air Products & Chemicals, Inc.	5,000	998,050
AptarGroup, Inc.	10,000	995,400
PPG Industries, Inc.	10,000	836,000
		2,829,450

Utilities (2.5%)
Consolidated Edison, Inc.	15,000	1,170,000
Eversource Energy	25,000	1,955,250
		3,125,250
TOTAL COMMON STOCKS (Cost $50,208,158)		113,854,968

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (6.5%)

U.S. Treasury Bill (6.5%)
0.09%, 1/28/21	3,500,000	3,497,210
0.11%, 2/25/21	1,500,000	1,498,515
0.14%, 3/25/21	3,000,000	2,995,779
		7,991,504
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $7,989,857)		7,991,504

INVESTMENT COMPANIES (1.0%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.31% (b)	1,262,939	1,262,939
TOTAL INVESTMENT COMPANIES (Cost $1,262,939)		1,262,939

Total Investments (Cost $59,460,954) — 100.3%		123,109,411
Liabilities in excess of other assets — (0.3)%		(381,336)
NET ASSETS — 100.0%		$122,728,075

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2020.

ADR	American Depositary Receipt
PLC	Public Limited Company

Schedule of Portfolio Investments	Boston Trust Midcap Fund
March 31, 2020 (Unaudited)

COMMON STOCKS (98.3%)
Security Description	Shares	Fair Value ($)

Communication Services (1.1%)
Omnicom Group, Inc.	21,100	1,158,390

		1,158,390

Consumer Discretionary (11.6%)
Dollar General Corp.	8,875	1,340,213
Dunkin' Brands Group, Inc.	19,550	1,038,105
eBay, Inc.	40,575	1,219,685
Expedia Group, Inc.	11,100	624,597
Hyatt Hotels Corp., Class A	24,925	1,193,907
Nordstrom, Inc.	33,675	516,575
O'Reilly Automotive, Inc. (a)	5,000	1,505,250
Polaris, Inc.	15,150	729,473
Ross Stores, Inc.	22,100	1,922,036
Service Corporation International	28,850	1,128,324
Tractor Supply Co.	14,300	1,209,065

		12,427,230

Consumer Staples (6.2%)
Brown-Forman Corp., Class B	23,450	1,301,710
Church & Dwight Co., Inc.	19,525	1,253,115
McCormick & Co., Inc.	6,000	847,260
Sysco Corp.	20,325	927,430
The Hershey Co.	8,350	1,106,375
The JM Smucker Co.	10,305	1,143,854

		6,579,744

Energy (0.4%)
Helmerich & Payne, Inc.	30,100	471,065
		471,065

Financials (13.5%)
Brown & Brown, Inc.	27,525	996,956
Comerica, Inc.	22,800	668,952
Commerce Bancshares, Inc.	20,943	1,054,480
Discover Financial Services	24,025	856,972
East West Bancorp, Inc.	31,000	797,940
Eaton Vance Corp.	30,400	980,400
FactSet Research Systems, Inc.	9,775	2,548,146
M&T Bank Corp.	13,050	1,349,761
Northern Trust Corp.	27,925	2,107,221
SEI Investments Co.	25,300	1,172,402
Signature Bank	8,800	707,432
T. Rowe Price Group, Inc.	12,200	1,191,330
		14,431,992

Health Care (12.8%)
Agilent Technologies, Inc.	18,825	1,348,246
Cerner Corp.	20,500	1,291,295
Henry Schein, Inc. (a)	19,550	987,666
Hill-Rom Holdings, Inc.	12,175	1,224,805
Laboratory Corp. of America Holdings (a)	6,850	865,772
Mettler-Toledo International, Inc. (a)	1,900	1,311,969
Steris PLC	12,200	1,707,634
The Cooper Companies., Inc.	5,475	1,509,293
Varian Medical Systems, Inc. (a)	11,725	1,203,689
Waters Corp. (a)	6,275	1,142,364
Zimmer Biomet Holdings, Inc.	10,750	1,086,610
		13,679,343

Industrials (15.2%)
AMETEK, Inc.	19,050	1,371,981
AO Smith Corp.	27,350	1,034,104
Cummins, Inc.	8,175	1,106,241
Donaldson Co., Inc.	40,900	1,579,967
Expeditors International of Washington, Inc.	18,075	1,205,964
COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)

Industrials, continued
Hubbell, Inc.	12,400	1,422,776
IDEX Corp.	5,925	818,302
Lincoln Electric Holdings, Inc.	14,225	981,525
Masco Corp.	32,250	1,114,882
Nordson Corp.	10,500	1,418,235
Roper Technologies, Inc.	5,550	1,730,546
Sensata Technologies Holding PLC (a)	26,625	770,261
The Middleby Corp. (a)	10,325	587,286
Verisk Analytics, Inc.	8,200	1,142,916
		16,284,986

Information Technology (17.8%)
Akamai Technologies, Inc. (a)	15,625	1,429,531
Amdocs Ltd.	22,025	1,210,714
Amphenol Corp., Class A	17,500	1,275,400
ANSYS, Inc. (a)	4,175	970,562
Aspen Technology, Inc. (a)	15,575	1,480,715
CDK Global, Inc.	27,450	901,733
Check Point Software Technologies Ltd. (a)	13,550	1,362,317
Citrix Systems, Inc.	14,650	2,073,707
Dolby Laboratories, Inc., Class A	22,150	1,200,752
F5 Networks, Inc. (a)	12,525	1,335,541
IPG Photonics Corp. (a)	8,300	915,324
Juniper Networks, Inc.	53,750	1,028,775
Paychex, Inc.	38,550	2,425,566
TE Connectivity Ltd.	21,250	1,338,324
		18,948,961

Materials (5.7%)
AptarGroup, Inc.	15,400	1,532,916
Avery Dennison Corp.	15,775	1,606,999
Packaging Corporation of America	13,675	1,187,400
RPM International, Inc.	29,825	1,774,588
		6,101,903

Real Estate (7.3%)
Alexandria Real Estate Equities, Inc.	10,375	1,421,998
AvalonBay Communities, Inc.	6,325	930,850
Digital Realty Trust, Inc.	9,775	1,357,845
Host Hotels & Resorts, Inc.	99,700	1,100,688
Jones Lang LaSalle, Inc.	9,775	987,080
Lamar Advertising Co., Class A	15,200	779,456
Realty Income Corp.	25,400	1,266,444
		7,844,361

Utilities (6.7%)
American Water Works Co., Inc.	9,625	1,150,765
Consolidated Edison, Inc.	19,550	1,524,900
Eversource Energy	37,125	2,903,546
ONE Gas, Inc.	19,575	1,636,862
		7,216,073

TOTAL COMMON STOCKS (Cost $101,292,795)		105,144,048

INVESTMENT COMPANIES (1.5%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.31% (b)	1,573,623	1,573,623
TOTAL INVESTMENT COMPANIES (Cost $1,573,623)		1,573,623

Total Investments (Cost $102,866,418) — 99.8%		106,717,671
Other assets in excess of liabilities — 0.2%		259,005
NET ASSETS — 100.0%		$106,976,676

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2020.

PLC	Public Limited Company

Schedule of Portfolio Investments	Boston Trust SMID Cap Fund
March 31, 2020 (Unaudited)

COMMON STOCKS (97.3%)
Security Description	Shares	Fair Value ($)

Communication Services (1.3%)
Interpublic Group of Cos., Inc.	73,375	1,187,941
		1,187,941

Consumer Discretionary (7.9%)
Choice Hotels International, Inc.	9,500	581,875
Dorman Products, Inc. (a)	14,850	820,760
Dunkin’ Brands Group, Inc.	20,625	1,095,187
Nordstrom, Inc.	39,225	601,712
Polaris, Inc.	10,300	495,945
Service Corporation International	35,300	1,380,583
Texas Roadhouse, Inc.	20,775	858,007
Tractor Supply Co.	8,925	754,609
Williams Sonoma, Inc.	19,675	836,581
		7,425,259

Consumer Staples (3.9%)
Flowers Foods, Inc.	53,275	1,093,203
Lancaster Colony Corp.	5,850	846,144
Performance Food Group Co. (a)	22,350	552,492
The JM Smucker Co.	10,725	1,190,475
		3,682,314

Energy (1.1%)
Dril-Quip, Inc. (a)	18,850	574,925
Helmerich & Payne, Inc.	31,350	490,628
		1,065,553

Financials (13.9%)
American Financial Group, Inc.	7,825	548,376
Bank of Hawaii Corp.	14,300	789,932
Brown & Brown, Inc.	26,750	968,885
Cohen & Steers, Inc.	18,750	852,188
Comerica, Inc.	19,525	572,864
Commerce Bancshares, Inc.	17,420	877,097
East West Bancorp, Inc.	28,700	738,738
Eaton Vance Corp.	34,425	1,110,206
FactSet Research Systems, Inc.	6,375	1,661,835
First Hawaiian, Inc.	30,350	501,686
SEI Investments Co.	31,800	1,473,612
Signature Bank	12,800	1,028,992
SVB Financial Group (a)	7,250	1,095,329
UMB Financial Corp.	16,800	779,184
		12,998,924

Health Care (16.8%)
Charles River Laboratories International, Inc. (a)	8,025	1,012,835
Chemed Corp.	4,225	1,830,270
Dentsply Sirona, Inc.	26,275	1,020,258
Henry Schein, Inc. (a)	18,550	937,146
Hill-Rom Holdings, Inc.	15,850	1,594,510
Masimo Corp. (a)	7,150	1,266,408
PerkinElmer, Inc.	17,850	1,343,748
Steris PLC	13,925	1,949,082
The Cooper Companies., Inc.	6,250	1,722,938
Varian Medical Systems, Inc. (a)	15,225	1,562,999
Waters Corp. (a)	8,100	1,474,605
		15,714,799

Industrials (16.8%)
AO Smith Corp.	31,400	1,187,234
Applied Industrial Technologies, Inc.	20,775	949,833
C.H. Robinson Worldwide, Inc.	15,450	1,022,790
Donaldson Co., Inc.	36,225	1,399,371
Expeditors International of Washington, Inc.	21,950	1,464,504

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)

Industrials, continued
Hexcel Corp.	17,450	648,966
Hubbell, Inc.	14,650	1,680,941
IDEX Corp.	7,725	1,066,900
Lincoln Electric Holdings, Inc.	14,550	1,003,950
Masco Corp.	29,300	1,012,901
Nordson Corp.	12,350	1,668,114
Sensata Technologies Holding PLC (a)	22,425	648,755
The Middleby Corp. (a)	10,550	600,084
UniFirst Corp.	9,075	1,371,142
		15,725,485

Information Technology (16.9%)
Akamai Technologies, Inc. (a)	19,150	1,752,033
Amdocs Ltd.	13,150	722,856
Aspen Technology, Inc. (a)	16,825	1,599,553
CDK Global, Inc.	23,925	785,936
Citrix Systems, Inc.	13,100	1,854,304
Coherent, Inc. (a)	6,750	718,268
Dolby Laboratories, Inc., Class A	16,500	894,465
F5 Networks, Inc. (a)	10,450	1,114,284
IPG Photonics Corp. (a)	10,950	1,207,566
Jack Henry & Associates, Inc.	7,425	1,152,656
Juniper Networks, Inc.	47,100	901,494
Manhattan Associates, Inc. (a)	20,125	1,002,628
NetApp, Inc.	19,925	830,673
NETGEAR, Inc. (a)	27,900	637,236
Progress Software Corp.	22,425	717,600
		15,891,552

Materials (6.0%)
AptarGroup, Inc.	14,025	1,396,049
Avery Dennison Corp.	13,525	1,377,792
Packaging Corporation of America	14,875	1,291,596
RPM International, Inc.	26,250	1,561,875
		5,627,312

Real Estate (8.3%)
Camden Property Trust	14,700	1,164,828
CoreSite Realty Corp.	13,800	1,599,420
CubeSmart	29,300	784,947
Highwoods Properties, Inc.	25,950	919,149
Host Hotels & Resorts, Inc.	86,800	958,272
Jones Lang LaSalle, Inc.	9,900	999,702
Lamar Advertising Co., Class A	16,350	838,428
STAG Industrial, Inc.	21,200	477,424
		7,742,170

Utilities (4.4%)
Atmos Energy Corp.	15,825	1,570,314
New Jersey Resources Corp.	30,250	1,027,593
ONE Gas, Inc.	18,150	1,517,703
		4,115,610

TOTAL COMMON STOCKS (Cost $105,156,627)		91,176,919

INVESTMENT COMPANIES (1.8%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.31% (b)	1,661,667	1,661,667
TOTAL INVESTMENT COMPANIES (Cost $1,661,667)		1,661,667

Total Investments (Cost $106,818,294) — 99.1%		92,838,586
Other assets in excess of liabilities — 0.9%		819,232
NET ASSETS — 100.0%		$93,657,818

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2020.

PLC	Public Limited Company

Schedule of Portfolio Investments	Boston Trust Walden Small Cap Fund
March 31, 2020 (Unaudited)

COMMON STOCKS (97.8%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (9.4%)
Carter's, Inc.	23,250	1,528,223
Choice Hotels International, Inc.	44,300	2,713,375
Dorman Products, Inc. (a)	31,875	1,761,731
Dunkin' Brands Group, Inc.	57,000	3,026,699
Gentherm, Inc. (a)	43,275	1,358,835
Monro, Inc.	41,175	1,803,877
Nordstrom, Inc.	88,575	1,358,741
Texas Roadhouse, Inc.	67,875	2,803,238
Williams Sonoma, Inc.	50,675	2,154,701
		18,509,420

Consumer Staples (4.8%)
Flowers Foods, Inc.	178,300	3,658,716
Lancaster Colony Corp.	20,925	3,026,592
Tootsie Roll Industries, Inc.	73,460	2,641,637
		9,326,945

Energy (1.3%)
Dril-Quip, Inc. (a)	50,523	1,540,952
Helmerich & Payne, Inc.	68,100	1,065,765
		2,606,717

Financials (15.4%)
1st Source Corp.	41,175	1,335,305
Bank of Hawaii Corp.	34,775	1,920,971
Bank of Marin Bancorp	16,758	502,740
Bridge Bancorp, Inc.	30,489	645,147
Bryn Mawr Bank Corp.	37,718	1,070,437
Camden National Corp.	29,580	930,291
Cathay General Bancorp	72,675	1,667,891
Cohen & Steers, Inc.	43,775	1,989,574
Commerce Bancshares, Inc.	27,150	1,367,003
CVB Financial Corp.	104,325	2,091,716
Eaton Vance Corp.	87,050	2,807,363
First Hawaiian, Inc.	89,200	1,474,476
German American Bancorp	30,645	841,205
Independent Bank Corp.	21,225	1,366,253
Lakeland Financial Corp.	61,775	2,270,231
Morningstar, Inc.	23,225	2,699,906
Tompkins Financial Corp.	27,025	1,940,395
UMB Financial Corp.	42,175	1,956,077
Washington Trust Bancorp, Inc.	36,975	1,351,806
		30,228,787

Health Care (16.6%)
Anika Therapeutics, Inc. (a)	52,650	1,522,112
Atrion Corp.	3,175	2,063,750
Bruker Corp.	85,125	3,052,583
Cantel Medical Corp.	84,050	3,017,395
Chemed Corp.	10,850	4,700,220
CorVel Corp. (a)	48,385	2,637,466
Ensign Group, Inc.	45,683	1,718,138
Globus Medical, Inc., Class A (a)	71,400	3,036,641
Haemonetics Corp. (a)	27,975	2,787,989
Hill-Rom Holdings, Inc.	42,025	4,227,714
Premier, Inc. (a)	71,600	2,342,752
U.S. Physical Therapy, Inc.	21,141	1,458,729
		32,565,489

Industrials (18.1%)
Applied Industrial Technologies, Inc.	70,700	3,232,404
Donaldson Co., Inc.	85,450	3,300,933
Douglas Dynamics, Inc.	22,925	814,067
Forward Air Corp.	51,475	2,607,209
Franklin Electric Co., Inc.	74,875	3,528,858
Insperity, Inc.	29,225	1,090,093
Kadant, Inc.	21,750	1,623,638
COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)

Industrials, continued
Korn Ferry	49,912	1,213,859
Landstar System, Inc.	34,175	3,276,016
Lincoln Electric Holdings, Inc.	44,175	3,048,075
Tennant Co.	36,300	2,103,585
UniFirst Corp.	25,325	3,826,354
Valmont Industries, Inc.	25,325	2,683,944
Watts Water Technologies, Inc., Class A	37,550	3,178,607
		35,527,642
Information Technology (15.7%)
Badger Meter, Inc.	47,600	2,551,360
Coherent, Inc. (a)	20,850	2,218,649
CSG Systems International, Inc.	92,875	3,886,819
ExlService Holdings, Inc. (a)	42,325	2,202,170
InterDigital, Inc.	39,275	1,752,843
Manhattan Associates, Inc. (a)	54,400	2,710,208
NETGEAR, Inc. (a)	85,225	1,946,539
NIC, Inc.	196,250	4,513,749
Power Integrations, Inc.	42,875	3,787,149
Progress Software Corp.	93,900	3,004,800
Teradata Corp. (a)	105,100	2,153,499
		30,727,785
Materials (4.2%)
Minerals Technologies, Inc.	64,400	2,335,144
Sensient Technologies Corp.	55,650	2,421,331
Silgan Holdings, Inc.	123,075	3,571,637
		8,328,112
Real Estate (5.5%)
CoreSite Realty Corp.	36,875	4,273,812
CubeSmart	78,675	2,107,703
Highwoods Properties, Inc.	88,225	3,124,930
STAG Industrial, Inc.	59,625	1,342,755
		10,849,200

Utilities (6.8%)
Chesapeake Utilities Corp.	35,350	3,029,849
Hawaiian Electric Industries, Inc.	48,400	2,083,620
New Jersey Resources Corp.	93,775	3,185,537
ONE Gas, Inc.	42,175	3,526,673
Unitil Corp.	27,700	1,449,264
		13,274,943
TOTAL COMMON STOCKS (Cost $203,281,335)		191,945,040

INVESTMENT COMPANIES (3.1%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.31% (b)	6,002,227	6,002,227
TOTAL INVESTMENT COMPANIES (Cost $6,002,227)		6,002,227

Total Investments (Cost $209,283,562) — 100.9%		197,947,267
Liabilities in excess of other assets — (0.9)%		(1,749,932)
NET ASSETS — 100.0%		$196,197,335

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2020.

Schedule of Portfolio Investments	Walden Balanced Fund
March 31, 2020 (Unaudited)

COMMON STOCKS (61.2%)
Security Description	Shares	Fair Value ($)

Communication Services (6.2%)
Alphabet, Inc., Class A (a)	1,000	1,161,950
Alphabet, Inc., Class C (a)	2,600	3,023,306
Charter Communications, Inc., Class A (a)	2,445	1,066,778
Comcast Corp., Class A	30,000	1,031,400
Omnicom Group, Inc.	13,000	713,700
The Walt Disney Co.	5,000	483,000
Verizon Communications, Inc.	16,000	859,680
		8,339,814

Consumer Discretionary (4.9%)
Booking Holdings, Inc. (a)	475	639,027
Dollar General Corp.	8,000	1,208,080
McDonald's Corp.	2,700	446,445
NIKE, Inc., Class B	18,000	1,489,320
Ross Stores, Inc.	14,000	1,217,580
Starbucks Corp.	19,500	1,281,930
The Home Depot, Inc.	2,000	373,420
		6,655,802

Consumer Staples (6.5%)
Church & Dwight Co., Inc.	11,000	705,980
Colgate-Palmolive Co.	16,000	1,061,760
Costco Wholesale Corp.	6,500	1,853,345
Estee Lauder Cos., Inc., Class A	6,000	956,040
PepsiCo, Inc.	12,000	1,441,200
Sysco Corp.	17,000	775,710
The Clorox Co.	6,250	1,082,813
The Hershey Co.	7,000	927,500
		8,804,348

Energy (0.7%)
ConocoPhillips	30,000	924,000
		924,000

Financials (7.2%)
American Express Co.	11,000	941,710
Chubb Ltd.	6,500	725,985
Cincinnati Financial Corp.	15,000	1,131,750
Commerce Bancshares, Inc.	14,000	704,900
JPMorgan Chase & Co.	20,000	1,800,600
M&T Bank Corp.	4,000	413,720
Northern Trust Corp.	13,000	980,980
PNC Financial Services Group, Inc.	11,500	1,100,780
T. Rowe Price Group, Inc.	10,000	976,500
U.S. Bancorp	30,000	1,033,500
		9,810,425

Health Care (10.4%)
Becton, Dickinson & Co.	8,000	1,838,159
Danaher Corp.	7,500	1,038,075
Intuitive Surgical, Inc. (a)	1,700	841,857
Johnson & Johnson, Inc.	8,500	1,114,605
Medtronic PLC	13,000	1,172,340
Merck & Co., Inc.	16,000	1,231,040
Mettler-Toledo International, Inc. (a)	1,700	1,173,867
Stryker Corp.	9,250	1,540,033
The Cooper Companies., Inc.	2,600	716,742
UnitedHealth Group, Inc.	6,750	1,683,315
Varian Medical Systems, Inc. (a)	7,000	718,620
Waters Corp. (a)	5,500	1,001,275
		14,069,928

Industrials (7.1%)
3M Co.	8,500	1,160,335
Cummins, Inc.	5,000	676,600
Deere & Co.	6,000	828,960
COMMON STOCKS, CONTINUED
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Industrials, continued
Donaldson Co., Inc.	20,000	772,600
Emerson Electric Co.	9,000	428,850
Hubbell, Inc.	8,500	975,290
Illinois Tool Works, Inc.	7,500	1,065,900
Lincoln Electric Holdings, Inc.	5,000	345,000
Union Pacific Corp.	12,000	1,692,480
United Parcel Service, Inc., Class B	10,500	980,910
W.W. Grainger, Inc.	3,000	745,500
		9,672,425

Information Technology (14.0%)
Accenture PLC, Class A	12,000	1,959,120
Apple, Inc.	18,000	4,577,220
Automatic Data Processing, Inc.	13,000	1,776,840
Cisco Systems, Inc.	30,000	1,179,300
Microsoft Corp.	30,000	4,731,299
Oracle Corp.	42,500	2,054,025
TE Connectivity Ltd.	10,000	629,800
Visa, Inc., Class A	13,000	2,094,560
		19,002,164

Materials (2.1%)
Air Products & Chemicals, Inc.	5,000	998,050
AptarGroup, Inc.	10,500	1,045,170
PPG Industries, Inc.	10,000	836,000
		2,879,220

Utilities (2.1%)
Consolidated Edison, Inc.	15,500	1,209,000
Eversource Energy	21,000	1,642,410
		2,851,410

TOTAL COMMON STOCKS (Cost $48,168,904)		83,009,536

CERTIFICATE OF DEPOSIT (0.1%)

Certificate of Deposit (0.1%)
Self-Help Federal Credit Union, 1.90%, 12/20/21 (b)	200,000	202,014

TOTAL CERTIFICATE OF DEPOSIT (Cost $200,000)		202,014

CORPORATE BONDS (4.2%)

Communication Services (0.2%)
Comcast Corp., 3.30%, 4/1/27, Callable 2/1/27 @ 100	250,000	268,646

Consumer Discretionary (0.4%)
NIKE, Inc., 2.75%, 3/27/27, Callable 1/27/27 @ 100	200,000	208,012
Starbucks Corp., 2.45%, 6/15/26, Callable 3/15/26 @ 100	350,000	349,232
		557,244

Financials (1.0%)
American Express Co., 2.65%, 12/2/22	287,000	290,352
John Deere Capital Corp., 2.80%, 7/18/29	350,000	340,954
KFW, 1.88%, 11/30/20	250,000	252,070
The Toronto-Dominion Bank, 3.50%, 7/19/23, MTN	350,000	361,174
		1,244,550

Schedule of Portfolio Investments	Walden Balanced Fund
March 31, 2020 (Unaudited)

CORPORATE BONDS, CONTINUED
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Health Care (0.5%)
Abbott Laboratories, 2.95%, 3/15/25, Callable 12/15/24 @ 100	100,000	104,115
Kaiser Foundation Hospitals, 3.15%, 5/1/27, Callable 2/1/27 @ 100	250,000	257,607
Merck & Co., Inc., 3.88%, 1/15/21, Callable 10/15/20 @ 100	150,000	151,842
Pfizer, Inc., 3.40%, 5/15/24	100,000	104,563
		618,127

Industrials (0.8%)
3M Co., 3.00%, 8/7/25	250,000	262,986
Emerson Electric Co., 2.63%, 2/15/23, Callable 11/15/22 @ 100	200,000	202,387
Hubbell, Inc., 3.35%, 3/1/26, Callable 12/1/25 @ 100	145,000	154,182
Hubbell, Inc., 3.50%, 2/15/28, Callable 11/15/27 @ 100	150,000	163,118
Hubbell, Inc., 3.63%, 11/15/22	75,000	74,378
United Parcel Service, Inc., 2.40%, 11/15/26, Callable 8/15/26 @ 100	200,000	203,829
		1,060,880

Information Technology (1.1%)
Apple, Inc., 2.20%, 9/11/29, Callable 6/11/29 @ 100	350,000	359,630
Apple, Inc., 2.85%, 2/23/23, Callable 12/23/22 @ 100	150,000	156,708
Apple, Inc., 3.00%, 6/20/27, Callable 3/20/27 @ 100	200,000	214,620
Mastercard, Inc., 2.95%, 11/21/26, Callable 8/21/26 @ 100	100,000	107,268
Mastercard, Inc., 3.30%, 3/26/27, Callable 1/26/27 @ 100	150,000	163,679
Oracle Corp., 3.40%, 7/8/24, Callable 4/8/24 @ 100	300,000	319,113
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	275,000	300,198
		1,621,216

Utilities (0.2%)
Midamerican Energy Co., 3.10%, 5/1/27, Callable 2/1/27 @ 100	200,000	205,979

TOTAL CORPORATE BONDS (Cost $5,455,091)		5,576,642

MUNICIPAL BONDS (2.4%)

Massachusetts (2.1%):
Commonwealth of Massachusetts, GO, Series D, 3.00%, 5/1/35, Callable 5/1/29 @ 100 (b)	1,150,000	1,230,236
Commonwealth of Massachusetts, GO, Series D, 3.00%, 5/1/36, Callable 5/1/29 @ 100 (b)	1,500,000	1,592,385
		2,822,621

New York (0.1%):
New York State Environmental Facilities Corp., Series C, 1.89%, 7/15/22	190,000	192,907
MUNICIPAL BONDS, CONTINUED
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Wisconsin (0.2%):
Wisconsin State, Build America Bonds, GO, 4.60%, 5/1/26, Callable 5/1/21 @ 100	250,000	258,095

TOTAL MUNICIPAL BONDS (Cost $3,179,026)		3,273,623

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (29.3%)

Federal Farm Credit Bank (1.0%)
2.60%, 10/6/22	250,000	260,567
2.75%, 7/16/27	250,000	282,385
2.85%, 3/2/28	750,000	858,150
		1,401,102
Federal Home Loan Bank (4.9%)
2.13%, 3/10/23	1,000,000	1,048,349
2.50%, 3/11/22	200,000	208,343
2.88%, 6/14/24	1,000,000	1,105,111
2.88%, 9/13/24	1,000,000	1,099,551
3.25%, 6/9/23	850,000	923,917
5.25%, 8/15/22	1,000,000	1,113,748
5.50%, 7/15/36	700,000	1,082,423
		6,581,442
Federal National Mortgage Association (4.4%)
1.88%, 9/24/26	1,000,000	1,064,486
2.13%, 4/24/26	1,250,000	1,346,340
2.63%, 9/6/24	3,250,000	3,546,111
		5,956,937
Government National Mortgage Association (0.1%)
4.00%, 9/15/40	27,895	30,235
4.00%, 9/15/41	130,025	141,570
6.50%, 5/15/32	3,452	3,791
		175,596
Housing & Urban Development (0.4%)
2.70%, 8/1/22	491,000	504,651

U.S. Treasury Bill (5.2%)
0.07%, 7/16/20	3,000,000	2,999,393
0.08%, 6/18/20	4,000,000	3,999,283
		6,998,676
U.S. Treasury Inflation Index Note (1.6%)
0.25%, 7/15/29	1,008,390	1,047,363
0.50%, 1/15/28	522,850	544,707
0.75%, 7/15/28	513,790	549,619
		2,141,689
U.S. Treasury Note (11.7%)
1.63%, 8/15/29	5,000,000	5,427,930
1.88%, 1/31/22	250,000	257,627
2.50%, 2/28/26	750,000	837,949
2.63%, 12/31/23	1,000,000	1,086,172
2.75%, 8/31/23	1,500,000	1,624,160
2.75%, 11/15/23	1,500,000	1,631,133
2.75%, 2/28/25	3,500,000	3,902,090
2.88%, 9/30/23	1,000,000	1,089,648
		15,856,709
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $36,905,313)		39,616,802

Schedule of Portfolio Investments	Walden Balanced Fund
March 31, 2020 (Unaudited)

INVESTMENT COMPANIES (1.8%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.31% (c)	2,434,277	2,434,277
TOTAL INVESTMENT COMPANIES (Cost $2,434,277)		2,434,277

Total Investments (Cost $96,342,611) — 99.0%		134,112,894
Other assets in excess of liabilities — 1.0%		1,320,948
NET ASSETS — 100.0%		$135,433,842

(a)	Non-income producing security.
(b)	These securities have been deemed illiquid and represent 2.23% of the Fund's net assets.
(c)	Rate disclosed is the seven day yield as of March 31, 2020.

GO	General Obligation
MTN	Medium Term Note
PLC	Public Limited Company

Schedule of Portfolio Investments	Walden Equity Fund
March 31, 2020 (Unaudited)

COMMON STOCKS (97.2%)
Security Description	Shares	Fair Value ($)

Communication Services (9.2%)
Alphabet, Inc., Class A (a)	2,700	3,137,265
Alphabet, Inc., Class C (a)	4,800	5,581,488
Charter Communications, Inc., Class A (a)	4,879	2,128,756
Comcast Corp., Class A	66,725	2,294,006
Omnicom Group, Inc.	26,000	1,427,400
The Walt Disney Co.	14,000	1,352,400
Verizon Communications, Inc.	37,500	2,014,875
		17,936,190

Consumer Discretionary (7.8%)
Booking Holdings, Inc. (a)	900	1,210,788
Dollar General Corp.	20,475	3,091,930
McDonald’s Corp.	10,250	1,694,838
NIKE, Inc., Class B	42,000	3,475,080
Ross Stores, Inc.	32,500	2,826,525
Starbucks Corp.	39,000	2,563,859
The TJX Cos., Inc.	6,000	286,860
		15,149,880

Consumer Staples (10.6%)
Church & Dwight Co., Inc.	13,000	834,340
Colgate-Palmolive Co.	30,000	1,990,800
Costco Wholesale Corp.	18,000	5,132,340
Estee Lauder Cos., Inc., Class A	14,000	2,230,760
PepsiCo, Inc.	31,000	3,723,100
Procter & Gamble Co.	5,000	550,000
Sysco Corp.	34,800	1,587,924
The Clorox Co.	15,000	2,598,750
The Hershey Co.	15,000	1,987,500
		20,635,514

Energy (0.9%)
ConocoPhillips	55,000	1,694,000
		1,694,000

Financials (10.7%)
American Express Co.	24,375	2,086,744
Chubb Ltd.	12,000	1,340,280
Cincinnati Financial Corp.	17,550	1,324,148
Comerica, Inc.	20,000	586,800
Discover Financial Services	6,175	220,262
JPMorgan Chase & Co.	47,500	4,276,425
M&T Bank Corp.	14,000	1,448,020
Northern Trust Corp.	26,000	1,961,960
PNC Financial Services Group, Inc.	29,500	2,823,740
T. Rowe Price Group, Inc.	21,500	2,099,475
U.S. Bancorp	76,000	2,618,200
		20,786,054

Health Care (17.8%)
Becton, Dickinson & Co.	18,500	4,250,745
Cerner Corp.	20,000	1,259,800
Danaher Corp.	18,000	2,491,380
Dentsply Sirona, Inc.	17,000	660,110
Intuitive Surgical, Inc. (a)	4,000	1,980,840
Johnson & Johnson, Inc.	18,000	2,360,340
Medtronic PLC	33,000	2,975,940
Merck & Co., Inc.	35,000	2,692,900
Mettler-Toledo International, Inc. (a)	3,750	2,589,413
Stryker Corp.	21,000	3,496,290
The Cooper Companies., Inc.	6,000	1,654,020
UnitedHealth Group, Inc.	17,000	4,239,460
Varian Medical Systems, Inc. (a)	17,000	1,745,220
Waters Corp. (a)	12,200	2,221,010
		34,617,468

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)

Industrials (10.9%)
3M Co.	19,500	2,661,945
Cummins, Inc.	13,000	1,759,160
Deere & Co.	13,650	1,885,884
Donaldson Co., Inc.	41,450	1,601,214
Emerson Electric Co.	15,000	714,750
Hubbell, Inc.	20,475	2,349,302
Illinois Tool Works, Inc.	17,550	2,494,205
Union Pacific Corp.	29,000	4,090,160
United Parcel Service, Inc., Class B	20,000	1,868,400
W.W. Grainger, Inc.	7,000	1,739,500
		21,164,520

Information Technology (22.2%)
Accenture PLC, Class A	28,000	4,571,280
Analog Devices, Inc.	16,000	1,434,400
Apple, Inc.	37,000	9,408,730
Automatic Data Processing, Inc.	25,850	3,533,178
Cisco Systems, Inc.	61,000	2,397,910
Microsoft Corp.	75,000	11,828,249
Oracle Corp.	78,000	3,769,740
TE Connectivity Ltd.	18,525	1,166,705
Visa, Inc., Class A	30,000	4,833,600
		42,943,792

Materials (3.6%)
Air Products & Chemicals, Inc.	8,000	1,596,880
AptarGroup, Inc.	26,000	2,588,040
Avery Dennison Corp.	12,000	1,222,440
PPG Industries, Inc.	19,500	1,630,200
		7,037,560

Utilities (3.5%)
Consolidated Edison, Inc.	36,000	2,808,000
Eversource Energy	51,200	4,004,352
		6,812,352
TOTAL COMMON STOCKS (Cost $106,038,589)		188,777,330

INVESTMENT COMPANIES (2.6%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.31% (b)	5,073,452	5,073,452
TOTAL INVESTMENT COMPANIES (Cost $5,073,452)		5,073,452

Total Investments (Cost $111,112,041) — 99.8%		193,850,782
Other assets in excess of liabilities — 0.2%		485,753
NET ASSETS — 100.0%		$194,336,535

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2020.

PLC	Public Limited Company

Schedule of Portfolio Investments	Walden Midcap Fund
March 31, 2020 (Unaudited)

COMMON STOCKS (94.7%)
Security Description	Shares	Fair Value ($)

Communication Services (1.1%)
Omnicom Group, Inc.	10,625	583,313
		583,313

Consumer Discretionary (10.6%)
Dollar General Corp.	4,300	649,343
Dunkin’ Brands Group, Inc.	9,100	483,210
eBay, Inc.	19,600	589,176
Expedia Group, Inc.	5,250	295,418
Hyatt Hotels Corp., Class A	13,350	639,465
Nordstrom, Inc.	15,575	238,921
O’Reilly Automotive, Inc. (a)	2,425	730,046
Polaris, Inc.	7,675	369,551
Ross Stores, Inc.	11,675	1,015,374
Tractor Supply Co.	6,850	579,168
		5,589,672

Consumer Staples (4.8%)
Church & Dwight Co., Inc.	8,200	526,276
McCormick & Co., Inc.	3,650	515,417
Sysco Corp.	10,075	459,722
The Hershey Co.	4,075	539,937
The JM Smucker Co.	4,500	499,500
		2,540,852

Energy (0.4%)
Helmerich & Payne, Inc.	14,250	223,013
		223,013

Financials (13.9%)
Brown & Brown, Inc.	13,025	471,766
Comerica, Inc.	10,700	313,938
Commerce Bancshares, Inc.	9,909	498,918
Discover Financial Services	11,650	415,556
East West Bancorp, Inc.	15,325	394,466
Eaton Vance Corp.	15,675	505,519
FactSet Research Systems, Inc.	5,450	1,420,705
M&T Bank Corp.	6,300	651,609
Northern Trust Corp.	13,375	1,009,277
SEI Investments Co.	12,900	597,786
Signature Bank	5,100	409,989
T. Rowe Price Group, Inc.	6,500	634,725
		7,324,254

Health Care (12.1%)
Agilent Technologies, Inc.	8,650	619,513
Cerner Corp.	9,875	622,026
Henry Schein, Inc. (a)	10,300	520,356
Hill-Rom Holdings, Inc.	6,125	616,175
Mettler-Toledo International, Inc. (a)	900	621,459
Steris PLC	5,875	822,323
The Cooper Companies., Inc.	2,750	758,093
Varian Medical Systems, Inc. (a)	6,300	646,758
Waters Corp. (a)	3,250	591,663
Zimmer Biomet Holdings, Inc.	5,625	568,575
		6,386,941

Industrials (15.4%)
AMETEK, Inc.	9,225	664,384
AO Smith Corp.	16,375	619,139
Cummins, Inc.	3,925	531,131
Donaldson Co., Inc.	19,525	754,250
Expeditors International of Washington, Inc.	9,275	618,828
Hubbell, Inc.	6,125	702,782
IDEX Corp.	3,350	462,669
Lincoln Electric Holdings, Inc.	8,025	553,725
COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)
Industrials, continued
Masco Corp.	16,275	562,627
Nordson Corp.	5,050	682,103
Roper Technologies, Inc.	2,600	810,706
Sensata Technologies Holding PLC (a)	12,650	365,965
The Middleby Corp. (a)	5,250	298,620
Verisk Analytics, Inc.	3,725	519,191
		8,146,120

Information Technology (16.5%)
Akamai Technologies, Inc. (a)	7,550	690,750
Amdocs Ltd.	10,750	590,928
ANSYS, Inc. (a)	2,050	476,564
Aspen Technology, Inc. (a)	7,475	710,647
CDK Global, Inc.	13,225	434,441
Check Point Software Technologies Ltd. (a)	6,625	666,078
Citrix Systems, Inc.	7,325	1,036,853
Dolby Laboratories, Inc., Class A	10,550	571,916
F5 Networks, Inc. (a)	6,275	669,103
IPG Photonics Corp. (a)	4,650	512,802
Juniper Networks, Inc.	27,850	533,049
Paychex, Inc.	18,525	1,165,592
TE Connectivity Ltd.	10,500	661,290
		8,720,013

Materials (5.8%)
AptarGroup, Inc.	7,650	761,481
Avery Dennison Corp.	8,075	822,600
Packaging Corporation of America	7,225	627,347
RPM International, Inc.	14,325	852,338
		3,063,766

Real Estate (7.0%)
Alexandria Real Estate Equities, Inc.	4,450	609,917
AvalonBay Communities, Inc.	2,875	423,114
Digital Realty Trust, Inc.	4,800	666,768
Host Hotels & Resorts, Inc.	45,400	501,216
Jones Lang LaSalle, Inc.	4,625	467,033
Lamar Advertising Co., Class A	7,175	367,934
Realty Income Corp.	13,450	670,616
		3,706,598

Utilities (7.1%)
American Water Works Co., Inc.	5,575	666,547
Consolidated Edison, Inc.	9,825	766,350
Eversource Energy	19,230	1,503,978
ONE Gas, Inc.	10,000	836,200
		3,773,075
TOTAL COMMON STOCKS (Cost $44,700,934)		50,057,617

INVESTMENT COMPANIES (6.5%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.31% (b)	3,420,104	3,420,104
TOTAL INVESTMENT COMPANIES (Cost $3,420,104)		3,420,104

Total Investments (Cost $48,121,038) — 101.2%		53,477,721
Liabilities in excess of other assets — (1.2)%		(631,492)
NET ASSETS — 100.0%		$52,846,229

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2020.

PLC	Public Limited Company

Schedule of Portfolio Investments	Walden SMID Cap Fund
March 31, 2020 (Unaudited)

COMMON STOCKS (98.6%)
Security Description	Shares	Fair Value ($)

Communication Services (1.3%)
Interpublic Group of Cos., Inc.	36,150	585,269
		585,269
Consumer Discretionary (6.7%)
Choice Hotels International, Inc.	4,625	283,281
Dorman Products, Inc. (a)	9,175	507,102
Dunkin’ Brands Group, Inc.	10,850	576,136
Nordstrom, Inc.	19,325	296,446
Polaris, Inc.	4,875	234,731
Texas Roadhouse, Inc.	11,300	466,690
Tractor Supply Co.	3,675	310,721
Williams Sonoma, Inc.	9,700	412,444
		3,087,551
Consumer Staples (3.5%)
Flowers Foods, Inc.	27,675	567,891
Lancaster Colony Corp.	2,925	423,072
The JM Smucker Co.	5,350	593,850
		1,584,813
Energy (1.1%)
Dril-Quip, Inc. (a)	8,550	260,775
Helmerich & Payne, Inc.	15,475	242,184
		502,959
Financials (15.0%)
American Financial Group, Inc.	5,325	373,176
Bank of Hawaii Corp.	7,125	393,585
Brown & Brown, Inc.	21,200	767,864
Cohen & Steers, Inc.	9,500	431,775
Comerica, Inc.	9,550	280,197
Commerce Bancshares, Inc.	8,547	430,341
East West Bancorp, Inc.	14,100	362,934
Eaton Vance Corp.	16,900	545,025
FactSet Research Systems, Inc.	3,425	892,829
First Hawaiian, Inc.	15,450	255,389
SEI Investments Co.	15,450	715,953
Signature Bank	6,175	496,408
SVB Financial Group (a)	3,600	543,888
UMB Financial Corp.	8,275	383,795
		6,873,159
Health Care (17.3%)
Chemed Corp.	2,125	920,550
Dentsply Sirona, Inc.	15,825	614,485
Henry Schein, Inc. (a)	9,275	468,573
Hill-Rom Holdings, Inc.	7,775	782,165
Masimo Corp. (a)	5,350	947,591
PerkinElmer, Inc.	10,075	758,446
Steris PLC	6,900	965,792
The Cooper Companies., Inc.	3,100	854,577
Varian Medical Systems, Inc. (a)	7,375	757,118
Waters Corp. (a)	4,650	846,533
		7,915,830
Industrials (17.4%)
AO Smith Corp.	15,425	583,219
Applied Industrial Technologies, Inc.	10,175	465,201
C.H. Robinson Worldwide, Inc.	7,850	519,670
Donaldson Co., Inc.	17,650	681,820
Expeditors International of Washington, Inc.	10,775	718,908
Hexcel Corp.	8,725	324,483
Hubbell, Inc.	7,025	806,048
IDEX Corp.	3,875	535,176
Lincoln Electric Holdings, Inc.	7,125	491,625
Masco Corp.	14,700	508,179

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)

Industrials, continued
Nordson Corp.	6,000	810,419
Sensata Technologies Holding PLC (a)	16,100	465,773
The Middleby Corp. (a)	5,325	302,886
UniFirst Corp.	5,100	770,559
		7,983,966
Information Technology (17.5%)
Akamai Technologies, Inc. (a)	9,500	869,155
Amdocs Ltd.	6,525	358,679
Aspen Technology, Inc. (a)	8,150	774,820
CDK Global, Inc.	11,800	387,630
Citrix Systems, Inc.	6,525	923,613
Coherent, Inc. (a)	3,300	351,153
Dolby Laboratories, Inc., Class A	10,300	558,363
F5 Networks, Inc. (a)	5,750	613,123
IPG Photonics Corp. (a)	5,325	587,241
Jack Henry & Associates, Inc.	3,625	562,745
Juniper Networks, Inc.	23,550	450,747
Manhattan Associates, Inc. (a)	10,100	503,182
NetApp, Inc.	9,975	415,858
NETGEAR, Inc. (a)	13,900	317,476
Progress Software Corp.	11,050	353,600
		8,027,385
Materials (6.0%)
AptarGroup, Inc.	6,850	681,849
Avery Dennison Corp.	6,675	679,982
Packaging Corporation of America	7,300	633,859
RPM International, Inc.	12,825	763,088
		2,758,778
Real Estate (8.3%)
Camden Property Trust	7,100	562,604
CoreSite Realty Corp.	6,850	793,915
CubeSmart	14,700	393,813
Highwoods Properties, Inc.	12,800	453,376
Host Hotels & Resorts, Inc.	42,300	466,992
Jones Lang LaSalle, Inc.	4,825	487,229
Lamar Advertising Co., Class A	8,150	417,932
STAG Industrial, Inc.	10,500	236,460
		3,812,321
Utilities (4.5%)
Atmos Energy Corp.	7,775	771,513
New Jersey Resources Corp.	14,850	504,455
ONE Gas, Inc.	9,600	802,752
		2,078,720
TOTAL COMMON STOCKS (Cost $43,864,934)		45,210,751

INVESTMENT COMPANIES (1.1%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.31% (b)	524,650	524,650
TOTAL INVESTMENT COMPANIES (Cost $524,650)		524,650

Total Investments (Cost $44,389,584) — 99.7%		45,735,401
Other assets in excess of liabilities — 0.3%		118,557
NET ASSETS — 100.0%		$45,853,958

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2020.

PLC	Public Limited Company

Schedule of Portfolio Investments	Walden Small Cap Fund
March 31, 2020 (Unaudited)

COMMON STOCKS (94.7%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (9.1%)
Carter’s, Inc.	12,675	833,128
Choice Hotels International, Inc.	23,650	1,448,563
Dorman Products, Inc. (a)	17,150	947,881
Dunkin’ Brands Group, Inc.	30,750	1,632,824
Gentherm, Inc. (a)	22,950	720,630
Monro, Inc.	22,250	974,773
Nordstrom, Inc.	47,900	734,786
Texas Roadhouse, Inc.	36,325	1,500,222
Williams Sonoma, Inc.	26,750	1,137,410
		9,930,217

Consumer Staples (4.6%)
Flowers Foods, Inc.	95,000	1,949,400
Lancaster Colony Corp.	11,125	1,609,120
Tootsie Roll Industries, Inc.	39,270	1,412,149
		4,970,669

Energy (1.3%)
Dril-Quip, Inc. (a)	26,725	815,113
Helmerich & Payne, Inc.	36,325	568,486
		1,383,599

Financials (15.0%)
1st Source Corp.	22,350	724,811
Bank of Hawaii Corp.	18,700	1,032,988
Bank of Marin Bancorp	8,975	269,250
Bridge Bancorp, Inc.	16,975	359,191
Bryn Mawr Bank Corp.	20,425	579,662
Camden National Corp.	16,625	522,856
Cathay General Bancorp	39,250	900,788
Cohen & Steers, Inc.	23,500	1,068,075
Commerce Bancshares, Inc.	14,425	726,299
CVB Financial Corp.	54,550	1,093,728
Eaton Vance Corp.	46,675	1,505,268
First Hawaiian, Inc.	48,425	800,465
German American Bancorp	17,125	470,081
Independent Bank Corp.	11,525	741,864
Lakeland Financial Corp.	33,500	1,231,124
Morningstar, Inc.	12,250	1,424,063
Tompkins Financial Corp.	14,525	1,042,895
UMB Financial Corp.	22,675	1,051,667
Washington Trust Bancorp, Inc.	20,125	735,770
		16,280,845

Health Care (16.2%)
Anika Therapeutics, Inc. (a)	28,500	823,935
Atrion Corp.	1,650	1,072,500
Bruker Corp.	46,175	1,655,836
Cantel Medical Corp.	43,550	1,563,445
Chemed Corp.	5,700	2,469,240
CorVel Corp. (a)	25,850	1,409,084
Ensign Group, Inc.	24,525	922,385
Globus Medical, Inc., Class A (a)	38,300	1,628,899
Haemonetics Corp. (a)	18,075	1,801,355
Hill-Rom Holdings, Inc.	22,450	2,258,469
Premier, Inc. (a)	38,450	1,258,084
U.S. Physical Therapy, Inc.	11,375	784,875
		17,648,107

Industrials (17.6%)
Applied Industrial Technologies, Inc.	38,000	1,737,360
Donaldson Co., Inc.	45,800	1,769,253
Douglas Dynamics, Inc.	12,400	440,324
Forward Air Corp.	27,775	1,406,804
Franklin Electric Co., Inc.	40,475	1,907,586
Insperity, Inc.	15,625	582,813
Kadant, Inc.	12,050	899,533

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)

Industrials, continued
Korn Ferry	27,175	660,896
Landstar System, Inc.	18,500	1,773,410
Lincoln Electric Holdings, Inc.	23,650	1,631,850
Tennant Co.	19,550	1,132,923
UniFirst Corp.	13,525	2,043,491
Valmont Industries, Inc.	13,675	1,449,277
Watts Water Technologies, Inc., Class A	20,300	1,718,395
		19,153,915

Information Technology (14.9%)
Badger Meter, Inc.	25,425	1,362,780
Coherent, Inc. (a)	11,350	1,207,754
CSG Systems International, Inc.	49,325	2,064,251
ExlService Holdings, Inc. (a)	22,875	1,190,186
InterDigital, Inc.	20,625	920,494
Manhattan Associates, Inc. (a)	29,425	1,465,954
NETGEAR, Inc. (a)	33,500	765,140
NIC, Inc.	105,675	2,430,524
Power Integrations, Inc.	22,800	2,013,924
Progress Software Corp.	50,250	1,608,000
Teradata Corp. (a)	56,575	1,159,222
		16,188,229

Materials (4.1%)
Minerals Technologies, Inc.	34,425	1,248,251
Sensient Technologies Corp.	30,125	1,310,738
Silgan Holdings, Inc.	63,950	1,855,829
		4,414,818

Real Estate (5.4%)
CoreSite Realty Corp.	19,825	2,297,717
CubeSmart	43,750	1,172,063
Highwoods Properties, Inc.	47,600	1,685,992
STAG Industrial, Inc.	32,675	735,841
		5,891,613

Utilities (6.5%)
Chesapeake Utilities Corp.	19,000	1,628,490
Hawaiian Electric Industries, Inc.	26,050	1,121,453
New Jersey Resources Corp.	49,650	1,686,611
ONE Gas, Inc.	22,550	1,885,630
Unitil Corp.	15,100	790,032
		7,112,216

TOTAL COMMON STOCKS (Cost $104,919,182)		102,974,228

INVESTMENT COMPANIES (6.7%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.31% (b)	7,287,766	7,287,766
TOTAL INVESTMENT COMPANIES (Cost $7,287,766)		7,287,766

Total Investments (Cost $112,206,948) — 101.4%		110,261,994
Liabilities in excess of other assets — (1.4)%		(1,477,116)
NET ASSETS — 100.0%		$108,784,878

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2020.

Schedule of Portfolio Investments	Walden International Equity Fund
March 31, 2020 (Unaudited)

COMMON STOCKS (98.6%)
Security Description	Shares	Fair Value ($)

Australia (5.7%)
Australia & New Zealand Banking Group Ltd.	27,299	294,316
Brambles Ltd.	34,113	225,055
Commonwealth Bank of Australia	8,745	330,213
CSL Ltd.	4,058	735,894
Origin Energy Ltd.	76,481	204,813
Telstra Corp. Ltd.	186,700	356,216
Westpac Banking Corp.	24,925	260,449
Woodside Petroleum Ltd.	19,197	213,824
		2,620,780

Belgium (0.7%)
Colruyt SA	5,856	317,449
		317,449

Canada (8.2%)
Bank of Montreal	6,130	309,571
BCE, Inc.	11,100	455,407
Canadian National Railway Co.	5,074	396,768
Great-West Lifeco, Inc.	12,649	218,533
Intact Financial Corp.	4,300	371,692
Magna International, Inc.	8,900	284,059
Metro, Inc.	13,400	541,961
Royal Bank of Canada	6,484	401,685
The Bank of Nova Scotia	8,900	363,502
The Toronto-Dominion Bank	9,285	394,799
		3,737,977

Denmark (2.2%)
Novo Nordisk A/S	9,858	594,851
Novozymes A/S	9,400	428,779
		1,023,630

Finland (1.5%)
Kone OYJ	7,661	434,707
Nordea Bank AB (a)	47,200	266,672
		701,379

France (9.7%)
Air Liquide SA	5,290	677,871
Danone SA	8,300	535,158
Dassault Systemes	2,927	433,945
EssilorLuxottica SA	2,907	313,550
Imerys SA	9,983	251,131
Legrand SA	6,214	399,200
L’Oreal SA	2,400	629,793
Publicis Groupe SA	9,053	259,659
Schneider Electric SE	6,500	559,487
Societe BIC SA	6,100	341,096
		4,400,890

Germany (8.3%)
Allianz SE	1,845	317,956
Beiersdorf AG	2,649	269,471
Deutsche Boerse AG	3,056	419,682
Fresenius SE & Co. KGaA	7,758	291,455
Fuchs Petrolub SE	5,992	212,852
Hannover Rueck SE	2,400	350,802
Henkel AG & Co. KGaA	4,900	369,147
Hugo Boss AG	6,200	159,467
Merck KGaA	3,586	371,739
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,600	323,342
SAP AG	6,310	724,524
		3,810,437

Hong Kong (3.6%)
Hang Lung Properties Ltd.	155,400	314,312
Hang Seng Bank Ltd.	17,220	293,416
Hysan Development Co. Ltd.	86,000	278,415

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)

Hong Kong, continued
MTR Corp. Ltd.	83,900	432,022
Sino Land Co. Ltd.	268,000	339,062
		1,657,227

Ireland (0.9%)
Experian PLC	14,071	391,618
		391,618

Israel (1.0%)
Nice Systems Ltd. (a)	3,100	448,874
		448,874

Italy (1.7%)
Snam SpA	78,869	364,167
Terna Rete Elettrica Nazionale SpA	62,748	397,526
		761,693

Japan (23.8%)
Astellas Pharma, Inc.	27,300	422,667
Benesse Holdings, Inc.	12,560	319,930
Canon, Inc.	16,175	353,318
Central Japan Railway Co.	2,115	339,088
Chugai Pharmaceutical Co. Ltd.	4,300	497,801
Daiwa House Industry Co. Ltd.	16,190	401,032
Denso Corp.	7,500	242,300
East Japan Railway Co.	4,200	318,298
Fast Retailing Co. Ltd.	805	328,981
INPEX Corp.	49,200	276,595
JSR Corp.	17,200	316,883
Kao Corp.	5,200	425,831
Kurita Water Industries Ltd.	10,900	251,914
Mitsubishi Estate Co. Ltd.	25,500	375,970
Nippon Telegraph & Telephone Corp.	22,800	541,124
Nitto Denko Corp.	7,200	321,452
Nomura Research Institute Ltd.	19,564	413,431
NTT DOCOMO, Inc.	14,310	449,900
Oracle Corporation Japan	3,700	323,067
Oriental Land Co. Ltd.	3,765	481,889
Sumitomo Mitsui Financial Group, Inc.	14,850	360,865
Sysmex Corp.	5,900	426,641
Terumo Corp.	13,600	467,762
The Chiba Bank Ltd.	70,900	310,205
The Hachijuni Bank Ltd.	89,800	325,388
Tokio Marine Holdings, Inc.	7,000	321,082
Toyota Motor Corp.	9,340	562,363
Trend Micro, Inc.	7,400	365,566
Yamato Holdings Co. Ltd.	19,500	306,083
		10,847,426

Luxembourg (0.4%)
Tenaris SA	32,476	198,605
		198,605

Netherlands (3.2%)
Koninklijke Ahold Delhaize NV	23,600	552,166
Koninklijke Vopak NV	8,600	448,303
Wolters Kluwer NV	6,754	480,076
		1,480,545

Norway (0.6%)
Equinor ASA	23,542	297,022
		297,022

Singapore (1.4%)
ComfortDelGro Corp. Ltd.	209,350	224,103
Singapore Exchange Ltd.	67,500	434,763
		658,866

Spain (2.1%)
Enagas SA	13,235	263,208
Gas Natural SDG SA	18,400	325,641

Schedule of Portfolio Investments	Walden International Equity Fund
March 31, 2020 (Unaudited)

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)

Spain, continued
Inditex SA	15,243	395,626
		984,475

Sweden (2.1%)
Atlas Copco AB, Class A	10,300	346,464
Hennes & Mauritz AB	19,766	254,551
Svenska Handelsbanken AB	44,986	377,052
		978,067

Switzerland (9.2%)
ABB Ltd.	18,018	316,934
Cie Financiere Richemont SA	5,400	296,068
Givaudan SA	132	409,426
Nestle SA	8,100	835,200
Roche Holding AG	3,698	1,202,771
SGS SA	175	406,105
Sonova Holding AG-REG	1,830	330,519
Zurich Insurance Group AG	1,200	426,128
		4,223,151

United Kingdom (12.3%)
Admiral Group PLC	13,700	377,937
Compass Group PLC	25,000	390,522
Croda International PLC	5,575	294,765
Investec PLC	60,916	114,461
ITV PLC	155,179	128,278
Johnson Matthey PLC	11,400	253,284
London Stock Exchange Group PLC	4,980	448,598
Marks & Spencer Group PLC	141,600	173,829
National Grid PLC	47,157	552,572
Next PLC	4,590	231,147
Reckitt Benckiser Group PLC	5,600	429,684
RELX PLC	19,100	409,352
Sage Group PLC	41,182	301,546
Schroders PLC	6,790	208,507
Smith & Nephew PLC	22,159	393,131
Smiths Group PLC	18,900	286,062
Unilever PLC	9,200	464,338
WPP PLC	22,392	152,536
		5,610,549

TOTAL COMMON STOCKS (Cost $49,635,241)		45,150,660

INVESTMENT COMPANIES (0.9%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.31% (b)	428,486	428,486
TOTAL INVESTMENT COMPANIES (Cost $428,486)		428,486

Total Investments (Cost $50,063,727) — 99.5%		45,579,146
Other assets in excess of liabilities — 0.5%		224,964
NET ASSETS — 100.0%		$45,804,110

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2020.

PLC	Public Limited Company

The Fund invested, as a percentage of net assets at value, in the following industries as of March 31, 2020:

Industry	Percentage of Total Net Assets (%)
Financials	18.7
Industrials	15.0
Health Care	13.3
Consumer Staples	11.7
Consumer Discretionary	8.9
Information Technology	7.4
Materials	6.9
Communication Services	5.2
Energy	4.9
Real Estate	3.8
Utilities	2.8
Investment Companies	0.9
Other net assets	0.5
Total	100.0%